Velocity Commercial Capital Loan Trust 2026-5 ABS-15G

Exhibit 99.17

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		643825	XXXX	Amortization Term	XXXDataComparePage	360	300	Audit value pulled from Note.
XXXX		273798	XXXX	Amortization Term	XXXDataComparePage	360	300	Audit Value Pulled From Note.